Risks and Uncertainties	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 3 - Risks and Uncertainties

The Company operates in an industry that is subject to rapid technological change and intense competition. The Company's operations are subject to significant risk and uncertainties including financial, operational, technological, content licensing, regulatory and other risks including the potential for business failure.

A description of some of the risks and uncertainties that could affect our business appears in the section captioned "Risk Factors" in the Company's Annual Report as updated in subsequent filings we have made with the SEC. The risks and uncertainties described under "Risk Factors" are not exhaustive.

The Company operates in an industry that is subject to rapid technological change and intense competition. The Company’s operations are subject to significant risk and uncertainties including financial, operational, technological, content licensing, regulatory and other risks including the potential for business failure.